Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (19.1%)
*	Amazon.com Inc.	173,046	307,169
	Home Depot Inc.	474,939	90,167
*	Netflix Inc.	175,190	60,139
	Walt Disney Co.	448,498	59,220
	Costco Wholesale Corp.	183,710	44,013
	NIKE Inc. Class B	517,782	39,942
	Starbucks Corp.	507,707	38,616
*	Booking Holdings Inc.	19,451	32,215
	Lowe's Cos. Inc.	337,762	31,506
	TJX Cos. Inc.	520,559	26,179
*	Charter Communications Inc. Class A	50,329	18,964
	Marriott International Inc. Class A	118,852	14,838
	Estee Lauder Cos. Inc. Class A	89,904	14,477
	Ross Stores Inc.	153,567	14,280
	Dollar General Corp.	111,746	14,223
	McDonald's Corp.	63,336	12,558
*	O'Reilly Automotive Inc.	32,581	12,100
*,^ Tesla Inc.		57,886	10,718
	Hilton Worldwide Holdings Inc.	115,797	10,357
*	AutoZone Inc.	9,223	9,473
	VF Corp.	104,768	8,578
*	Ulta Beauty Inc.	23,761	7,921
*	Chipotle Mexican Grill Inc. Class A	10,230	6,752
*	Lululemon Athletica Inc.	40,112	6,642
	CBS Corp. Class B	136,643	6,597
	Aptiv plc	95,045	6,087
	Expedia Group Inc.	49,512	5,694
	Tractor Supply Co.	51,282	5,168
	Las Vegas Sands Corp.	91,761	5,047
	Domino's Pizza Inc.	17,413	4,867
	Omnicom Group Inc.	61,838	4,784
	Wynn Resorts Ltd.	43,205	4,637
*	Burlington Stores Inc.	28,022	4,388
*	NVR Inc.	1,313	4,204
	Yum! Brands Inc.	37,595	3,848
^	Sirius XM Holdings Inc.	696,975	3,701
	Hasbro Inc.	38,434	3,657
	Vail Resorts Inc.	16,899	3,635
	DR Horton Inc.	84,324	3,606
*	Live Nation Entertainment Inc.	57,923	3,523
*	Wayfair Inc.	24,032	3,461
*	CarMax Inc.	43,266	3,387
	Lennar Corp. Class A	63,829	3,170
*	ServiceMaster Global Holdings Inc.	57,226	3,090
	Darden Restaurants Inc.	26,420	3,073
	Pool Corp.	16,645	2,992
	KAR Auction Services Inc.	53,058	2,983
*	WABCO Holdings Inc.	21,963	2,875
	eBay Inc.	78,914	2,835

*	Bright Horizons Family Solutions Inc.	20,116	2,757
	Dunkin' Brands Group Inc.	34,945	2,594
*	Grand Canyon Education Inc.	20,005	2,398
	Hanesbrands Inc.	152,004	2,257
	Wyndham Hotels & Resorts Inc.	41,438	2,210
	Cable One Inc.	1,808	2,020
	Polaris Industries Inc.	24,903	1,989
*	TripAdvisor Inc.	43,322	1,831
*	Dollar Tree Inc.	16,629	1,689
	Carter's Inc.	18,796	1,581
	Gentex Corp.	73,827	1,577
	Nordstrom Inc.	49,974	1,564
	Best Buy Co. Inc.	24,364	1,527
	Service Corp. International	33,790	1,482
	Six Flags Entertainment Corp.	29,919	1,477
	Wendy's Co.	77,555	1,426
*	frontdoor Inc.	35,130	1,413
*	Under Armour Inc. Class A	60,610	1,382
	Advance Auto Parts Inc.	8,764	1,358
*	Tempur Sealy International Inc.	19,173	1,223
*	Under Armour Inc. Class C	59,783	1,209
	Choice Hotels International Inc.	14,346	1,181
	Fortune Brands Home & Security Inc.	24,401	1,173
	PulteGroup Inc.	33,216	1,030
*	Capri Holdings Ltd.	31,221	1,014
*	Hilton Grand Vacations Inc.	39,891	1,014
	Toll Brothers Inc.	28,740	999
*	AMC Networks Inc. Class A	18,336	968
	Thor Industries Inc.	17,190	888
*,^ 2U Inc.		22,766	865
*	Floor & Decor Holdings Inc. Class A	23,851	847
	Extended Stay America Inc.	47,321	811
	Tiffany & Co.	8,708	776
*	Skechers U.S.A. Inc. Class A	25,230	705
*	Urban Outfitters Inc.	30,766	691
	Tapestry Inc.	23,751	678
*	Henry Schein Inc.	9,085	586
*	LKQ Corp.	22,256	571
	Yum China Holdings Inc.	12,534	502
	MGM Resorts International	18,538	460
^	Williams-Sonoma Inc.	7,558	442
*	Kontoor Brands Inc.	14,965	438
	H&R Block Inc.	15,261	401
	L Brands Inc.	17,583	395
	Interpublic Group of Cos. Inc.	15,741	334
*	Visteon Corp.	7,483	333
	Lear Corp.	2,796	333
*	Mattel Inc.	30,625	302
*	Garrett Motion Inc.	18,741	288
*	Madison Square Garden Co. Class A	740	219
	Columbia Sportswear Co.	1,501	141
	Brunswick Corp.	3,330	138
	Lennar Corp. Class B	3,344	132
	Gap Inc.	5,465	102
*	Michaels Cos. Inc.	6,811	62
	Lions Gate Entertainment Corp. Class B	3,643	50
	International Game Technology plc	2,248	29

Lions Gate Entertainment Corp. Class A	640	9
		1,049,227
Consumer Staples (4.9%)
PepsiCo Inc.	528,243	67,615
Coca-Cola Co.	1,247,862	61,307
Altria Group Inc.	796,118	39,058
Kimberly-Clark Corp.	125,595	16,062
Sysco Corp.	197,341	13,581
Constellation Brands Inc. Class A	65,212	11,507
* Monster Beverage Corp.	167,710	10,374
Hershey Co.	53,635	7,078
Clorox Co.	46,911	6,981
Church & Dwight Co. Inc.	87,027	6,476
Brown-Forman Corp. Class B	117,280	5,862
Colgate-Palmolive Co.	66,689	4,643
Kellogg Co.	52,622	2,766
Keurig Dr Pepper Inc.	77,234	2,177
CVS Health Corp.	40,721	2,133
Campbell Soup Co.	50,691	1,841
* Post Holdings Inc.	15,549	1,634
Brown-Forman Corp. Class A	21,523	1,059
* Sprouts Farmers Market Inc.	52,440	1,051
General Mills Inc.	13,322	659
Energizer Holdings Inc.	15,038	615
McCormick & Co. Inc.	2,841	443
Spectrum Brands Holdings Inc.	7,792	410
* Herbalife Nutrition Ltd.	8,322	348
Nu Skin Enterprises Inc. Class A	6,830	319
* US Foods Holding Corp.	5,135	177
		266,176
Energy (0.7%)
Halliburton Co.	367,714	7,829
Pioneer Natural Resources Co.	39,277	5,576
Anadarko Petroleum Corp.	71,283	5,016
ONEOK Inc.	71,516	4,550
* Cheniere Energy Inc.	67,481	4,263
Cabot Oil & Gas Corp.	132,077	3,305
EOG Resources Inc.	27,702	2,268
* Parsley Energy Inc. Class A	76,282	1,360
Diamondback Energy Inc.	10,713	1,050
Concho Resources Inc.	10,485	1,028
* Continental Resources Inc.	17,672	619
* Antero Resources Corp.	51,825	340
Cimarex Energy Co.	5,128	293
Apache Corp.	9,704	253
Kosmos Energy Ltd.	18,460	114
* Chesapeake Energy Corp.	54,955	105
RPC Inc.	8,417	63
		38,032
Financial Services (13.6%)
Visa Inc. Class A	740,511	119,467
Mastercard Inc. Class A	382,050	96,082
* PayPal Holdings Inc.	493,475	54,159
American Tower Corp.	184,326	38,482
American Express Co.	200,149	22,959
S&P Global Inc.	104,387	22,326

	Charles Schwab Corp.	505,134	21,019
*	Berkshire Hathaway Inc. Class B	102,636	20,262
	Progressive Corp.	243,650	19,317
	Simon Property Group Inc.	118,898	19,272
	Aon plc	100,997	18,187
	Crown Castle International Corp.	131,225	17,061
	Equinix Inc.	34,776	16,894
	Public Storage	62,367	14,836
*	Fiserv Inc.	167,414	14,374
	Moody's Corp.	70,026	12,806
	Global Payments Inc.	66,721	10,278
*	SBA Communications Corp. Class A	47,069	10,186
	Intercontinental Exchange Inc.	122,034	10,032
	Marsh & McLennan Cos. Inc.	99,586	9,520
	Total System Services Inc.	75,589	9,338
*	FleetCor Technologies Inc.	35,796	9,243
	T. Rowe Price Group Inc.	90,777	9,181
	MSCI Inc. Class A	34,640	7,621
*	Square Inc.	122,841	7,610
	Broadridge Financial Solutions Inc.	48,628	6,072
	TD Ameritrade Holding Corp.	117,100	5,826
*	First Data Corp. Class A	228,385	5,806
	TransUnion	77,304	5,066
	Extra Space Storage Inc.	44,482	4,767
	Discover Financial Services	63,881	4,762
	Cboe Global Markets Inc.	43,539	4,726
	MarketAxess Holdings Inc.	15,405	4,588
	Equity LifeStyle Properties Inc.	36,034	4,384
	FactSet Research Systems Inc.	15,747	4,381
	Jack Henry & Associates Inc.	32,312	4,240
*	Fair Isaac Corp.	12,037	3,562
	Synchrony Financial	105,536	3,549
*	SVB Financial Group	17,126	3,449
	CME Group Inc.	17,479	3,358
*	WEX Inc.	17,329	3,274
	Travelers Cos. Inc.	21,870	3,184
*	CBRE Group Inc. Class A	63,584	2,906
	LPL Financial Holdings Inc.	35,652	2,860
	Alliance Data Systems Corp.	20,086	2,762
	American International Group Inc.	54,011	2,758
	SEI Investments Co.	54,710	2,749
	Lamar Advertising Co. Class A	32,214	2,519
	Northern Trust Corp.	23,968	2,050
*	Credit Acceptance Corp.	4,171	1,904
	Eaton Vance Corp.	47,706	1,823
	CoreSite Realty Corp.	15,552	1,815
	Equifax Inc.	13,849	1,674
	Erie Indemnity Co. Class A	7,756	1,649
	Everest Re Group Ltd.	6,632	1,642
	Signature Bank	14,029	1,607
	Wyndham Destinations Inc.	39,896	1,587
*	Euronet Worldwide Inc.	10,223	1,585
*,^ Zillow Group Inc.		36,433	1,567
	Interactive Brokers Group Inc.	27,949	1,420
	Lazard Ltd. Class A	44,754	1,395
	Fidelity National Information Services Inc.	11,582	1,393
*	Worldpay Inc. Class A	11,196	1,362

Raymond James Financial Inc.	15,523	1,282
Evercore Inc. Class A	16,597	1,282
Capital One Financial Corp.	14,892	1,279
Ameriprise Financial Inc.	9,206	1,273
Gaming and Leisure Properties Inc.	30,178	1,192
Taubman Centers Inc.	24,471	1,086
Morningstar Inc.	7,528	1,054
E*TRADE Financial Corp.	23,099	1,035
Western Union Co.	52,495	1,018
* Western Alliance Bancorp	24,536	1,010
* Arch Capital Group Ltd.	25,737	886
* CoreLogic Inc.	20,554	806
* Zillow Group Inc. Class A	18,178	769
* Texas Capital Bancshares Inc.	13,074	749
Pinnacle Financial Partners Inc.	13,539	717
* Howard Hughes Corp.	6,372	655
Synovus Financial Corp.	20,081	642
Alexandria Real Estate Equities Inc.	3,742	548
State Street Corp.	9,595	530
* Markel Corp.	496	525
* Alleghany Corp.	712	472
Virtu Financial Inc. Class A	17,042	392
Comerica Inc.	4,020	277
Hudson Pacific Properties Inc.	7,676	256
RenaissanceRe Holdings Ltd.	1,389	242
Omega Healthcare Investors Inc.	6,579	234
Voya Financial Inc.	4,582	233
Axis Capital Holdings Ltd.	3,598	214
BOK Financial Corp.	2,510	188
East West Bancorp Inc.	4,352	186
Brown & Brown Inc.	5,280	167
Santander Consumer USA Holdings Inc.	5,986	134
Life Storage Inc.	1,026	99
OneMain Holdings Inc.	2,212	66
Colony Capital Inc.	11,760	61
		748,092
Health Care (12.4%)
UnitedHealth Group Inc.	401,925	97,185
AbbVie Inc.	637,110	48,873
Amgen Inc.	249,301	41,559
* Celgene Corp.	294,965	27,665
Johnson & Johnson	203,179	26,647
Eli Lilly & Co.	228,522	26,495
Stryker Corp.	143,593	26,312
Gilead Sciences Inc.	399,666	24,879
* Intuitive Surgical Inc.	47,728	22,186
Zoetis Inc.	203,581	20,572
* Illumina Inc.	61,646	18,920
* Vertex Pharmaceuticals Inc.	107,168	17,809
* Biogen Inc.	78,302	17,171
* Boston Scientific Corp.	445,446	17,110
Bristol-Myers Squibb Co.	365,841	16,598
* Edwards Lifesciences Corp.	88,210	15,057
Humana Inc.	54,061	13,237
* Regeneron Pharmaceuticals Inc.	33,920	10,234
HCA Healthcare Inc.	81,806	9,895
* Align Technology Inc.	33,298	9,468

*	IDEXX Laboratories Inc.	36,078	9,011
*	Centene Corp.	150,555	8,695
*	Alexion Pharmaceuticals Inc.	74,611	8,482
*	Veeva Systems Inc. Class A	52,365	8,079
	ResMed Inc.	59,092	6,744
	Cigna Corp.	44,213	6,544
*	BioMarin Pharmaceutical Inc.	74,096	6,094
	Merck & Co. Inc.	73,219	5,800
*	Incyte Corp.	73,643	5,791
*	WellCare Health Plans Inc.	19,504	5,387
*	Exact Sciences Corp.	50,231	5,205
	AmerisourceBergen Corp. Class A	64,622	5,031
*	Varian Medical Systems Inc.	38,441	4,854
*	ABIOMED Inc.	17,929	4,696
*	DexCom Inc.	36,670	4,448
*	Cerner Corp.	58,183	4,071
*	Sage Therapeutics Inc.	20,466	3,518
*	Ionis Pharmaceuticals Inc.	52,519	3,445
*	Neurocrine Biosciences Inc.	37,990	3,221
*	Sarepta Therapeutics Inc.	27,922	3,179
*	Molina Healthcare Inc.	22,129	3,148
	Bio-Techne Corp.	15,732	3,116
*	Seattle Genetics Inc.	45,633	2,969
*	Jazz Pharmaceuticals plc	22,859	2,870
*	Insulet Corp.	24,671	2,709
	Thermo Fisher Scientific Inc.	9,979	2,664
*	Masimo Corp.	19,448	2,543
	Encompass Health Corp.	40,757	2,401
*	Alnylam Pharmaceuticals Inc.	35,356	2,387
*	Exelixis Inc.	121,755	2,385
	Becton Dickinson and Co.	10,156	2,371
	Chemed Corp.	6,601	2,165
*	PRA Health Sciences Inc.	24,527	2,127
*	Elanco Animal Health Inc.	65,524	2,050
*	Nektar Therapeutics Class A	65,072	2,038
*	Bluebird Bio Inc.	15,822	1,897
*	Penumbra Inc.	12,728	1,816
*	Charles River Laboratories International Inc.	14,078	1,766
	Hill-Rom Holdings Inc.	17,818	1,713
	Baxter International Inc.	23,279	1,710
*	Alkermes plc	65,496	1,411
*	ICU Medical Inc.	6,460	1,375
	McKesson Corp.	10,198	1,246
*	DaVita Inc.	28,030	1,217
*	Integra LifeSciences Holdings Corp.	22,644	1,055
	Cantel Medical Corp.	15,308	1,052
	Teleflex Inc.	3,649	1,052
	Cooper Cos. Inc.	3,187	949
*	Agios Pharmaceuticals Inc.	19,576	904
	West Pharmaceutical Services Inc.	7,104	814
	Bruker Corp.	17,148	716
*	Catalent Inc.	13,831	629
*	Laboratory Corp. of America Holdings	2,443	397
*	Premier Inc. Class A	7,152	263
*,^ Moderna Inc.		9,870	205
			680,297

Materials & Processing (2.2%)
	Linde plc	137,009	24,737
	Sherwin-Williams Co.	35,032	14,694
	Ecolab Inc.	48,511	8,930
	Fastenal Co.	241,424	7,385
	Ingersoll-Rand plc	55,663	6,587
	Vulcan Materials Co.	51,978	6,493
	Martin Marietta Materials Inc.	24,249	5,104
	LyondellBasell Industries NV Class A	62,096	4,611
	Lennox International Inc.	14,174	3,744
	Packaging Corp. of America	39,336	3,504
	Celanese Corp. Class A	34,228	3,249
*	Crown Holdings Inc.	54,601	3,027
	Masco Corp.	84,521	2,951
	International Flavors & Fragrances Inc.	20,415	2,765
	Versum Materials Inc.	46,020	2,363
	Watsco Inc.	10,892	1,714
	FMC Corp.	22,629	1,662
	Armstrong World Industries Inc.	17,904	1,588
	Chemours Co.	71,280	1,503
	Sealed Air Corp.	35,874	1,503
	WR Grace & Co.	20,587	1,451
	Eagle Materials Inc.	16,184	1,393
*	Berry Global Group Inc.	27,284	1,283
	Southern Copper Corp.	34,058	1,149
	NewMarket Corp.	2,931	1,134
	Royal Gold Inc.	11,180	984
*	Axalta Coating Systems Ltd.	34,575	813
	Westlake Chemical Corp.	13,984	801
	International Paper Co.	18,826	781
	Scotts Miracle-Gro Co.	8,355	748
	PPG Industries Inc.	6,433	673
	RPM International Inc.	10,756	576
	Hexcel Corp.	7,548	549
*	Element Solutions Inc.	44,686	423
	Steel Dynamics Inc.	13,950	351
	Silgan Holdings Inc.	10,510	305
	Graphic Packaging Holding Co.	21,177	275
*	Univar Inc.	6,934	139
			121,942
Other (0.0%)2
*	Uber Technologies Inc.	9,387	379
*,§ Herbalife Ltd. CVR		3,325	32
*	Pinterest Inc. Class A	1,160	29
*	Lyft Inc. Class A	360	21
			461
Producer Durables (12.7%)
	Boeing Co.	225,140	76,910
	Accenture plc Class A	270,298	48,132
	Union Pacific Corp.	279,393	46,597
	Lockheed Martin Corp.	94,222	31,898
	3M Co.	196,406	31,376
	Honeywell International Inc.	189,906	31,203
	Automatic Data Processing Inc.	183,038	29,308
	United Parcel Service Inc. Class B	290,310	26,976
	Caterpillar Inc.	221,401	26,526

	Raytheon Co.	120,727	21,067
	Northrop Grumman Corp.	66,185	20,071
	Illinois Tool Works Inc.	138,974	19,406
	Deere & Co.	134,401	18,839
	Waste Management Inc.	151,883	16,608
	FedEx Corp.	102,614	15,831
	Paychex Inc.	134,719	11,558
	CSX Corp.	152,901	11,387
	Emerson Electric Co.	182,811	11,013
	Verisk Analytics Inc. Class A	67,325	9,425
*	TransDigm Group Inc.	20,346	8,972
	Fortive Corp.	113,260	8,625
	Cintas Corp.	35,945	7,974
	General Dynamics Corp.	47,664	7,665
*	CoStar Group Inc.	15,017	7,653
	Rockwell Automation Inc.	50,551	7,524
*	Mettler-Toledo International Inc.	10,297	7,446
	Southwest Airlines Co.	151,509	7,212
*	Copart Inc.	85,135	6,085
*	Waters Corp.	29,288	5,878
	Expeditors International of Washington Inc.	72,208	5,025
	WW Grainger Inc.	19,099	4,998
	IDEX Corp.	30,281	4,624
	CH Robinson Worldwide Inc.	57,323	4,565
*	Zebra Technologies Corp.	22,153	3,798
	Avery Dennison Corp.	36,410	3,789
*	United Rentals Inc.	33,434	3,681
	Old Dominion Freight Line Inc.	27,682	3,666
	Spirit AeroSystems Holdings Inc. Class A	44,628	3,617
	Delta Air Lines Inc.	67,327	3,467
	Booz Allen Hamilton Holding Corp. Class A	54,735	3,458
	Cummins Inc.	22,640	3,413
	Graco Inc.	69,676	3,290
	Allegion plc	33,170	3,219
	Huntington Ingalls Industries Inc.	15,395	3,158
	HEICO Corp. Class A	31,946	3,139
	Xylem Inc.	42,266	3,137
	JB Hunt Transport Services Inc.	36,711	3,126
	Nordson Corp.	22,874	2,873
	Toro Co.	43,336	2,824
*,^ XPO Logistics Inc.		52,954	2,758
	Roper Technologies Inc.	7,924	2,725
	Robert Half International Inc.	49,811	2,673
	AO Smith Corp.	59,901	2,426
	Donaldson Co. Inc.	50,662	2,404
	Rollins Inc.	61,395	2,307
	Allison Transmission Holdings Inc.	48,559	2,010
	Lincoln Electric Holdings Inc.	26,243	1,993
	HEICO Corp.	16,164	1,965
	BWX Technologies Inc.	41,308	1,922
	Hubbell Inc. Class B	15,386	1,762
*	Middleby Corp.	13,354	1,742
	Landstar System Inc.	16,534	1,591
*	Sensata Technologies Holding plc	36,593	1,562
	AMETEK Inc.	18,075	1,480
	Parker-Hannifin Corp.	9,612	1,464
	National Instruments Corp.	37,131	1,433

Littelfuse Inc.	8,591	1,402
Wabtec Corp.	14,961	933
* HD Supply Holdings Inc.	22,019	914
Genpact Ltd.	23,896	864
* Welbilt Inc.	54,484	841
Textron Inc.	17,641	799
Quanta Services Inc.	17,587	611
* Resideo Technologies Inc.	30,882	608
MSC Industrial Direct Co. Inc. Class A	8,133	575
* Gardner Denver Holdings Inc.	16,915	575
Republic Services Inc. Class A	5,768	488
* Genesee & Wyoming Inc. Class A	5,094	485
FLIR Systems Inc.	4,896	237
Curtiss-Wright Corp.	1,343	150
Air Lease Corp. Class A	3,061	110
Schneider National Inc. Class B	3,377	57
		695,898
Technology (34.1%)
Microsoft Corp.	3,017,868	373,250
Apple Inc.	1,997,010	349,617
* Facebook Inc. Class A	999,866	177,446
* Alphabet Inc. Class C	127,823	141,069
* Alphabet Inc. Class A	125,807	139,205
* Adobe Inc.	206,655	55,983
* salesforce.com Inc.	305,584	46,268
Texas Instruments Inc.	404,021	42,143
International Business Machines Corp.	277,729	35,269
NVIDIA Corp.	244,716	33,149
Broadcom Inc.	102,153	25,706
Intuit Inc.	103,805	25,417
* ServiceNow Inc.	74,685	19,562
Applied Materials Inc.	400,700	15,503
Activision Blizzard Inc.	316,544	13,729
* Red Hat Inc.	74,338	13,701
Cognizant Technology Solutions Corp. Class A	217,916	13,496
* Autodesk Inc.	77,365	12,449
* Workday Inc. Class A	60,962	12,444
* Micron Technology Inc.	368,283	12,010
* Electronic Arts Inc.	124,638	11,601
Lam Research Corp.	64,072	11,188
* Twitter Inc.	300,640	10,955
Xilinx Inc.	106,912	10,938
Amphenol Corp. Class A	124,001	10,788
* Advanced Micro Devices Inc.	393,311	10,781
Harris Corp.	49,793	9,321
* VeriSign Inc.	43,090	8,402
Microchip Technology Inc.	97,686	7,818
* Palo Alto Networks Inc.	38,200	7,645
* Cadence Design Systems Inc.	117,131	7,446
KLA-Tencor Corp.	68,257	7,035
* Splunk Inc.	61,515	7,012
* IAC/InterActiveCorp	31,265	6,905
NetApp Inc.	106,104	6,281
* ANSYS Inc.	34,969	6,277
CDW Corp.	61,502	6,054
Maxim Integrated Products Inc.	114,163	6,004
* Arista Networks Inc.	24,224	5,925

* Gartner Inc.	37,183	5,626
Citrix Systems Inc.	56,764	5,343
VMware Inc. Class A	30,095	5,326
* Atlassian Corp. plc Class A	42,155	5,306
* GoDaddy Inc. Class A	70,834	5,270
* Twilio Inc. Class A	38,067	5,024
Oracle Corp.	98,266	4,972
* Akamai Technologies Inc.	62,342	4,698
SS&C Technologies Holdings Inc.	84,050	4,677
* Paycom Software Inc.	20,272	4,300
* Fortinet Inc.	59,139	4,286
* Okta Inc.	36,566	4,140
* PTC Inc.	49,021	4,121
* EPAM Systems Inc.	21,615	3,731
* Zendesk Inc.	44,248	3,728
* RingCentral Inc. Class A	28,795	3,451
Skyworks Solutions Inc.	51,692	3,444
* Guidewire Software Inc.	34,217	3,439
* Tyler Technologies Inc.	16,020	3,418
* Black Knight Inc.	59,992	3,401
* Tableau Software Inc. Class A	30,026	3,377
* F5 Networks Inc.	25,011	3,303
* Aspen Technology Inc.	27,759	3,154
* ON Semiconductor Corp.	175,100	3,110
* Take-Two Interactive Software Inc.	28,049	3,034
Cognex Corp.	69,774	2,833
Universal Display Corp.	17,860	2,624
CDK Global Inc.	52,692	2,550
* GrubHub Inc.	38,312	2,496
* Proofpoint Inc.	21,306	2,394
Analog Devices Inc.	24,565	2,373
Monolithic Power Systems Inc.	17,224	2,006
Sabre Corp.	94,658	1,920
Cypress Semiconductor Corp.	105,562	1,881
* IPG Photonics Corp.	15,007	1,878
* DocuSign Inc. Class A	32,382	1,815
* Manhattan Associates Inc.	27,422	1,795
* RealPage Inc.	29,648	1,729
* Nutanix Inc.	59,402	1,667
MKS Instruments Inc.	22,203	1,587
^ Match Group Inc.	22,401	1,538
Marvell Technology Group Ltd.	64,203	1,432
* NCR Corp.	40,157	1,229
* Teradata Corp.	34,938	1,200
* Ceridian HCM Holding Inc.	23,759	1,168
Motorola Solutions Inc.	7,573	1,136
Pegasystems Inc.	15,631	1,128
* Pure Storage Inc. Class A	67,859	1,076
LogMeIn Inc.	13,878	997
* Coherent Inc.	7,194	792
* FireEye Inc.	53,889	786
^ Ubiquiti Networks Inc.	6,300	758
* Synopsys Inc.	5,889	686
NXP Semiconductors NV	7,343	647
* Pluralsight Inc. Class A	18,120	577
Teradyne Inc.	12,039	507
* Dell Technologies Inc.	4,731	282

*	SolarWinds Corp.		13,590	238
*	Elastic NV		2,704	222
	Switch Inc.		14,415	178
*	Covetrus Inc.		3,646	90
				1,867,686
Utilities (0.2%)
*	T-Mobile US Inc.		84,319	6,192
*	Zayo Group Holdings Inc.		95,401	3,120
				9,312
Total Common Stocks (Cost $4,259,710)				5,477,123
		Coupon
Temporary Cash Investment (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund (Cost $14,312)
		2.527%	143,106	14,313

Total Investments (100.2%) (Cost $4,274,022)				5,491,436
Other Assets and Liabilities-Net (-0.2%)4,5				(10,197)
Net Assets (100%)				5,481,239

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,457,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $14,286,000 of collateral received for securities on loan.
5 Cash of $396,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	49	6,744	(235)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Russell 1000 Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,477,091	—	32
Temporary Cash Investments	14,313	—	—
Futures Contracts—Liabilities[1]	(93)	—	—
Total	5,491,311	—	32
1 Represents variation margin on the last day of the reporting period.